Average Annual Total Returns - Invesco SP 500 Quality ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 06, 2005	17.42%	14.71%	14.18%	16.88%	14.24%	13.73%	10.55%	11.73%	11.83%	17.55%	[1]	13.95%	[1]	[1]	17.55%	[2]	14.97%	[2]	14.51%	[2]	18.40%	15.22%	13.88%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of July 8, 2014.
[2]	The “Blended-S&P 500® Quality Index” reflects the performance of the Value Line Timeliness Select Index, a former underlying index, prior to June 30, 2010, followed by the S&P 500® High Quality Rankings Index, the most recent underlying index, from June 30, 2010 to March 18, 2016, and the Underlying Index thereafter.